Risk and uncertainty	12 Months Ended
Dec. 31, 2021
Risk and uncertainty
Risk and uncertainty

20 Risk and uncertainty

The outbreak of COVID-19 worldwide and the various public health measures put in place in many countries to prevent the spread of COVID-19 have disrupted the overall business of the Group at different levels of time and regions in 2020. After the Chinese new year in February 2020, the Group’s domestic businesses were affected by the lock-down of various cities implemented in PRC, resulting in the forced suspension of some local operations until the gradual resumption of work beginning from late March to early April 2020. Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Group’s consolidated financial position, results of its operations, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.